CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (5,703)	$ (18,586)
Other comprehensive loss:
Foreign currency translation adjustment	(137)	(411)
Total other comprehensive loss	(137)	(411)
Comprehensive loss	$ (5,840)	$ (18,997)